Cash And Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
DisclosureOfCashAndCashEquivalentsExplanatory [Abstract]
Disclosure of detailed information about cash and cash equivalents [Text Block]
As of December 31, 2021, and 2020, cash and cash equivalents are detailed as follows:

Cash	As of December 31, 2021	As of December 31, 2020
	ThUS$	ThUS$
Cash on hand	44	54
Cash in banks	662,407	244,548
Other demand deposits	-	2,527
Total Cash	662,451	247,129

Cash equivalents	As of December 31, 2021	As of December 31, 2020
	ThUS$	ThUS$
Short-term deposits, classified as cash equivalents	237,655	51,595
Short-term investments, classified as cash equivalents	614,945	210,378
Total cash equivalents	852,600	261,973
Total cash and cash equivalents	1,515,051	509,102

Disclosure of detailed information about short term investments [Text Block]
As of December 31, 2021, and 2020, the short-term investments classified as cash and cash equivalents relate to mutual funds (investment liquidity funds) for investments in:

Institution	As of December 31, 2021	As of December 31, 2020
	ThUS$	ThUS$
Legg Mason - Western Asset Institutional Cash Reserves	233,648	107,625
JP Morgan US dollar Liquidity Fund Institutional	381,297	102,753
Total	614,945	210,378

Disclosure of cash and cash equivalents by currency [Text Block]
As of December 31, 2021, and 2020, information on cash and cash equivalents by currency is detailed as follows:

Currency	As of December 31, 2021	As of December 31, 2020
	ThUS$	ThUS$
Peso (*)	4,416	7,190
Dollar	1,377,983	454,402
Euro	14,374	17,144
Mexican Peso	1,827	1,378
South African Rand	13,048	14,286
Japanese Yen	1,182	1,646
Peruvian Sol	6	3
Indian rupee	-	6
Chinese Yuan	30,102	11,597
Indonesian rupee	3	3
Pound Sterling	1	19
Australian Dollar	72,107	1,411
South Korean won	-	16
Dirham United Arab Emirates	1	-
Polish Zloty	1	1
Total	1,515,051	509,102

(*) The Company maintains financial derivative instruments policies which allow management to convert term deposits denominated in pesos and UF to Dollars.

Disclosure of restricted cash and cash equivalents [text block]	As of December 31, 2021, and, 2020 pledged assets are as follows
Restricted cash balances	As of December 31, 2021	As of December 31, 2020
	ThUS$	ThUS$
Isapre Norte Grande Ltda.	622	731
Total	622	731

Disclosure of detailed information about short term deposits [Text Block]
The detail at the end of each balance date is as follows:

Receiver of the deposit	Type of deposit	Original Currency	Interest Rate	Placement date	Expiration date	Principal	Interest accrued to-date	As of December 31, 2021
						ThUS$	ThUS$	ThUS$
Others banks	Fixed term	Dollar	0.58%	11-30-2021	02-28-2022	200,000	100	200,100
Banco BCI	Fixed term	Dollar	0.31%	12-24-2021	02-28-2022	1,250	-	1,250
Banco BCI	Fixed term	Dollar	0.36%	12-07-2021	01-14-2022	8,000	2	8,002
Banco BCI	Fixed term	Dollar	0.28%	12-30-2021	01-14-2022	500	-	500
Banco Santander	Fixed term	Dollar	3.12%	12-30-2021	01-06-2022	3,550	2	3,552
Banco Santander	Fixed term	Dollar	0.26%	12-16-2021	01-31-2022	2,500	-	2,500
Banco Santander	Fixed term	Dollar	0.40%	12-27-2021	03-04-2022	1,500	-	1,500
Banco Santander	Fixed term	Dollar	0.40%	12-29-2021	01-27-2022	1,500	-	1,500
Banco Itaú Corpbanca	Fixed term	Dollar	0.30%	12-14-2021	01-07-2022	5,000	1	5,001
Banco Itaú Corpbanca	Fixed term	Dollar	0.37%	12-28-2021	01-24-2022	1,000	-	1,000
Banco Itaú Corpbanca	Fixed term	Dollar	0.34%	12-07-2021	01-28-2022	2,000	-	2,000
Scotiabank Sud Americano	Fixed term	Dollar	0.27%	12-24-2021	02-28-2022	2,750	-	2,750
Scotiabank Sud Americano	Fixed term	Dollar	0.06%	12-17-2021	01-31-2022	3,000	-	3,000
Scotiabank Sud Americano	Fixed term	Dollar	0.07%	12-03-2021	01-18-2022	5,000	-	5,000
Total						237,550	105	237,655

Receiver of the deposit	Type of deposit	Original Currency	Interest Rate	Placement date	Expiration date	Principal	Interest accrued to-date	As of December 31, 2020
						ThUS$	ThUS$	ThUS$
Banco Santander – Santiago	Fixed term	Dollar	0.35%	12-30-2020	03-30-2021	7,000	-	7,000
Scotiabank Sud Americano	Fixed term	Dollar	0.35%	11-30-2020	01-08-2021	1,500	1	1,501
Banco de Chile	Fixed term	Dollar	0.61%	11-30-2020	01-08-2021	2,000	1	2,001
Banco de Chile	Fixed term	Dollar	0.61%	11-30-2020	01-08-2021	3,500	1	3,501
Banco crédito e Inversiones	Fixed term	Dollar	0.46%	12-01-2020	01-15-2021	500	-	500
Scotiabank Sud Americano	Fixed term	Dollar	0.40%	12-01-2020	01-15-2021	500	-	500
Scotiabank Sud Americano	Fixed term	Dollar	0.40%	12-02-2020	01-20-2021	2,500	1	2,501
Banco Santander – Santiago	Fixed term	Dollar	0.50%	12-09-2020	01-25-2021	500	-	500
Scotiabank Sud Americano	Fixed term	Dollar	0.50%	12-09-2020	01-25-2021	1,000	-	1,000
Banco Santander – Santiago	Fixed term	Dollar	0.50%	12-09-2020	01-25-2021	6,000	1	6,001
Banco crédito e Inversiones	Fixed term	Dollar	0.51%	12-09-2020	01-25-2021	6,000	1	6,001
Banco crédito e Inversiones	Fixed term	Dollar	0.26%	12-14-2020	01-29-2021	500	-	500
Banco Estado	Fixed term	Dollar	0.14%	12-14-2020	01-29-2021	1,000	1	1,001
Scotiabank Sud Americano	Fixed term	Dollar	0.40%	12-14-2020	01-29-2021	1,500	-	1,500
Banco de Chile	Fixed term	Dollar	0.56%	12-14-2020	01-29-2021	5,000	1	5,001
Banco Itaú Corpbanca	Fixed term	Dollar	0.68%	12-18-2020	02-01-2021	500	-	500
Banco Itaú Corpbanca	Fixed term	Dollar	0.68%	12-18-2020	02-01-2021	2,000	1	2,001
Banco crédito e Inversiones	Fixed term	Dollar	0.20%	12-23-2020	02-05-2021	2,000	1	2,001
Banco Itaú Corpbanca	Fixed term	Dollar	0.40%	12-24-2020	02-08-2021	1,000	-	1,000
Banco Santander – Santiago	Fixed term	Dollar	0.26%	12-29-2020	01-08-2021	2,500	1	2,501
Banco Santander – Santiago	Fixed term	Dollar	0.15%	12-30-2020	02-12-2021	700	-	700
Banco Itaú Corpbanca	Fixed term	Peso	0.35%	12-29-2020	01-05-2021	3,798	-	3,798
BBVA Banco Francés	Fixed term	Dollar	1.80%	12-31-2020	03-06-2021	86	-	86
Total						51,584	11	51,595